CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (22,764)	$ (59,932)
Adjustments for:
Depreciation	59	395
Foreign exchange gain (loss), unrealized	2,660	(203)
Income tax expense	384	0
Income taxes paid	(285)	(53)
Interest expense	27	34
Interest income	(1,085)	(1,493)
Share-based compensation	2,013	2,721
Changes in non-cash working capital items:
Amounts receivable	58	584
Value-added taxes receivable	(10,745)	(6,200)
Prepaids and deposits	(713)	(3,895)
Accounts payable and accrued liabilities	(2,462)	1,353
Net cash used in operating activities	(32,853)	(66,689)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	1,286	1,043
Expenditures on mineral properties, plant and equipment	(120,381)	(22,921)
Net cash used in investing activities	(119,095)	(21,878)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital stock issued	140,823	108,959
Capital stock issuance costs	(6,645)	(1,776)
Loan drawdown	60,000	28,967
Loan interest payment	(3,436)	0
Payment of lease liabilities	(153)	(138)
Net cash provided by financing activities	190,589	136,012
Effect of foreign exchange on cash and cash equivalents	2,738	2,702
Change in cash and cash equivalents, during the year	41,379	50,147
Cash and cash equivalents, beginning of the year	135,136	84,989
Cash and cash equivalents, end of the year	$ 176,515	$ 135,136